Consolidated Statements of Changes in Equity - CAD ($) $ in Thousands	Total	Retained earnings	Accumulated other comprehensive income	Capital stock	Contributed surplus
Beginning balance at Sep. 30, 2016	$ 6,464,608	$ 3,778,848	$ 304,128	$ 2,194,731	$ 186,901
Net earnings	1,035,195	1,035,195
Other comprehensive income	(144,737)		(144,737)
Comprehensive income	890,458	1,035,195	(144,737)
Share-based payment costs	34,443				34,443
Income tax impact associated with stock options	5,961				5,961
Exercise of stock options	49,774			60,943	(11,169)
Exercise of performance share units (PSUs)	0			23,666	(23,666)
Purchase for cancellation of Class A subordinate voting shares	(1,246,664)	(1,019,604)		(227,060)
Resale of Class A subordinate voting shares held in trusts	4,046			2,445	1,601
Ending balance at Sep. 30, 2017	6,202,626	3,794,439	159,391	2,054,725	194,071
Net earnings	1,141,402	1,141,402
Other comprehensive income	42,205		42,205
Comprehensive income	1,183,607	1,141,402	42,205
Share-based payment costs	38,457				38,457
Income tax impact associated with stock options	5,422				5,422
Exercise of stock options	77,212			94,552	(17,340)
Exercise of performance share units (PSUs)	0			7,439	(7,439)
Purchase for cancellation of Class A subordinate voting shares	(798,256)	(684,417)		(113,839)
Purchase of Class A subordinate voting shares held in trusts	(24,789)			(24,789)
Resale of Class A subordinate voting shares held in trusts	528			504	24
Ending balance at Sep. 30, 2018	$ 6,684,807	$ 4,251,424	$ 201,596	$ 2,018,592	$ 213,195